CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Of Parent Company
Schedule of condensed financial information of the parent company
	December 31, 2024	December 31, 2023
ASSETS
Current assets:
Cash and cash equivalents	$—	$23,107
Account receivables, net	—	15,090,224
Other receivables, net	—	4,299,894
Inventories	—	17,178,241
Total current assets	—	36,591,466
Non-current assets:
Property, plant and equipment, net	3,321,582	3,526,773
Investment in subsidiaries	31,036,848	1,961,211
Total non-current assets	34,358,430	5,487,984
Total assets	$34,358,430	$42,079,450
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Other payables and accrued liabilities	$1,441,662	$622,425
Other payables - related party	—	—
Short-term loans	—	—
Convertible notes payable	—	—
Total current liabilities	1,441,662	622,425
Non-current liabilities	773,950	834,950
Total liabilities	2,215,612	1,457,375
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.00 par value, 5,000,000 shares authorized, 584,982, 583,982, shares issued and outstanding as of December 31, 2024 and 2023 respectively	584,982	583,982
Additional paid-in capital	94,863,300	93,828,090
Statutory reserves	2,143,252	2,143,252
Retained earnings	(66,356,798)	(56,832,015)
Accumulated other comprehensive losses	908,296	898,766
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	32,142,818	40,622,075
Non-controlling interest	—	—
Total equity	32,142,818	40,622,075
Total liabilities and shareholders’ equity	$34,358,430	$42,079,450

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022

Revenues	18,724,190	15,152,777	—
Cost of sales	(17,178,241)	(13,901,688)	—
Gross profit	1,545,949	1,251,089	—
Operating expenses:
General and administrative expenses	$(1,639,119)	$(2,195,689)	$(2,621,808)
Research and development	(797,650)	(2,438,520)	(2,278,990
Impairment loss	—	(12,600,000)
Other income (expenses):
(Interest expense)/interest income	—	(146,322)	(100,314)
Other finance expenses	(2,107)	(60,032)	(6,998)
Equity income of subsidiaries and VIEs from continue operation	(8,631,856)	(12,918,251)	(4,114,945)
Equity income of subsidiaries and VIEs from discontinued operation	—	7,389,310	(282,027)

NET (LOSS) INCOME	(9,524,783)	(21,718,417)	(9,405,081)
FOREIGN CURRENCY
Translation adjustment from continued operation	9,316	(199,032)	(1,883,571
Translation adjustment from discontinued operation	—	263,285	258,828
COMPREHENSIVE (LOSS) INCOME	$(9,515,467)	$(21,654,164)	$(11,029,824)
Less: Comprehensive income attributable to non-controlling interest	—	(2,420,399)	(40,025)
Comprehensive income attributable to
Blue Hat Interactive Entertainment Technology shareholders	$(9,515,467)	$(19,233,765)	$(10,989,799)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	$(9,524,783)	$(29,107,727)	$(9,123,054)
Adjustments to reconcile net income to cash used in operating activities:
Impairment loss of inventory	—	12,600,000
Equity income of subsidiaries and VIEs	8,631,856	12,918,251	4,114,945
Changes in operating assets and liabilities:
Depreciation of property, plant and equipment	205,190	205,190	205,259
Share based payments	966,210	—	—
Account receivables	(1,545,949)	—	—
Other receivables	—	(15,865,859)	(3,319,855)
Inventories	—	(17,178,241)	—
Other payables and accrued liabilities	819,238	(7,419,077)	(323,274)
Provision for doubtful accounts	446,131	—	—
Net cash used in operating activities	(2,107)	(43,847,463)	(8,445,980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	—	7,773,600	—
Increase in investment	(30,000)	—	—
Investment in subsidiary	—	—	(1,767,824)
Net cash used in investing activities	(30,000)	7,773,600	(1,767,824)
CASH FLOWS FROM FINANCING ACTIVITIES:
Underwriter’s partial exercise of over-allotment option, net of issuance costs	70,000	37,567,299	7,908,956
Other payables related party	—	(3,799)	(5,389)
Repayment of short-term loans	—	—	—
Proceeds from long-term loans - related party	—	—	914,771
Repayment of long-term loans - related party	(61,000)	(79,821)	—
Repayment of convertible payables	—	(1,393,499)	—
Proceeds from convertible payables	—	—	1,393,499
Net cash used in investing activities	9,000	36,090,179	10,211,837
EFFECT OF EXCHANGE RATE ON CASH	—	—	—
NET CHANGES IN CASH AND CASH EQUIVALENTS	(23,107)	16,316	(1,967)
CASH AND CASH EQUIVALENTS, Beginning of year	23,107	6,791	8,758
CASH AND CASH EQUIVALENTS, end of year	$—	$23,107	$6,791

SUPPLEMENTAL CASH FLOW INFORMATION:

Cash and cash equivalents	$—	$23,107	$6,791
Restricted cash	—	—	—
CASH AND CASH EQUIVALENTS, end of year	$—	$23,107	$6,791